Label	Element	Value
iShares Large Cap Accelerated ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® LARGE CAP ACCELERATED ETF Ticker: TWOXStock Exchange: Cboe BZX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares Large Cap Accelerated ETF (the “Fund”) seeks to provide approximately twice the positive share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”), up to an approximate upside limit, while seeking to approximately track the negative share price return of the Underlying Fund, over each full calendar quarter.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA, or its affiliates, through November 30, 2030. The contractual waiver may be terminated prior to November 30, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund or the Underlying Fund may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate for the Fund or the Underlying Fund may indicate higher transaction costs and may cause the Fund or the Underlying Fund to incur increased expenses. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example(except costs to the Underlying Fund included as part of Acquired Fund Fees and Expenses), affect the Fund’s performance. Because the Fund is new, there is no reportable turnover.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The impact of Acquired Fund Fees and Expenses is included in the Fund's total return but is not included in the Fund's ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to provide certain pre-determined outcomes (the “Outcomes”) based on the performance of the iShares Core S&P 500 ETF (the “Underlying Fund”) for investors who hold Fund shares over a full calendar quarter (the “Outcome Period”). The Outcomes sought by the Fund are:
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Approximately twice the share price return of the
Underlying Fund (the “Accelerated Return”), up to an
approximate upside limit (the “Approximate Cap”), and
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Downside performance that approximately tracks, one for
one, the negative share price return of the Underlying Fund.
The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.
If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Accelerated Return or the Underlying Fund and losses that are greater than the Underlying Fund’s losses. The Outcomes may not be achieved, and investors may lose some or all of their money. The Fund does not provide a buffer, floor or other protection against losses.
The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.
The Current Outcome Period
The current and first Outcome Period of the Fund's operation is less than a full calendar quarter, beginning on January 16, 2025 and ending on March 31, 2025. Subsequent Outcome Periods are expected to be a full calendar quarter. For the current Outcome Period, the Approximate Cap is 5.92%, before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund or the Underlying Fund. When the Fund’s annualized management fee of 0.50% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to 5.82%. The returns that the Fund seeks to provide do not take into account the costs associated with buying shares of the Underlying Fund and any other expenses incurred by the Fund. Please visit the Fund’s page on www.iShares.com for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.
The Underlying Fund
The Underlying Fund is the iShares Core S&P 500 ETF (Ticker: IVV). It is an ETF that seeks to track the investment results of the S&P 500 Index (the “Underlying Fund’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices, LLC. The securities in the Underlying Fund’s Index represent a broad range of industries and are weighted based on the float-adjusted market value of their outstanding shares. The components of the Underlying Fund’s Index are likely to change over time. BFA is the investment adviser to the Underlying Fund and receives a management fee from the Underlying Fund.
BFA manages the Underlying Fund using a “representative sampling” indexing strategy. This involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying Fund may or may not hold all of the securities in the Underlying Fund’s Index, which may cause the Underlying Fund’s performance to diverge from that of the index and produce “tracking error.” Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
The prospectus and other reports of the Underlying Fund are available at www.sec.gov and www.iShares.com. Shares of the Underlying Fund are listed on NYSE Arca, Inc.
The Fund’s Use of Options
The Fund principally buys shares of the Underlying Fund and customized call options thereon and sells call options that reference the Underlying Fund. The options in which the Fund transacts (typically, equity or index exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Fund, the Underlying Fund’s Index or other ETFs that track the Underlying Fund’s Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. When the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Fund or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Fund. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Fund’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Fund’s share price.
Options positions are marked to market daily by the Fund. The value of the options traded by the Fund is determined based upon market quotations or other recognized pricing methods. The options traded by the Fund are listed on an exchange, including the Chicago Board Options Exchange. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
Outcomes Targeted by the Fund
For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Fund by holding shares of the Underlying Fund and futures that reference the price performance of the Underlying Fund’s Index. The Accelerated Return and Approximate Cap are typically created by trading a set of call options, as described below, at the close of the last trading day of the prior Outcome Period.
Accelerated Return. The Fund creates the Accelerated Return by buying a call option with a strike price that is approximately at-the-money relative to the Underlying Fund’s share price (the “ATM Call”). This exposure to the Underlying Fund, combined with the Fund’s investment in shares of the Underlying Fund and futures on the Underlying Fund’s Index, creates the approximately double upside return.
Approximate Cap. The Fund creates the Approximate Cap by selling a call option that is two times the notional value of the ATM Call and that has a higher, out-of-the-money strike price relative to the Underlying Fund’s share price (the “Cap Option”). The Cap Option’s higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Fund’s share price above that strike price. The Approximate Cap for an Outcome Period is approximately twice the upside return implied by the strike price of the Cap Option for that Outcome Period. The strike price for the Cap Option depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. The Fund uses the premium collected from selling the Cap Option and the expected dividend distributions from the Underlying Fund to cover the premium that it pays to buy the ATM Call.
The Fund’s Accelerated Return and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, are available and updated daily on the Fund’s page on www.iShares.com.
On the last trading day of each Outcome Period, the Fund will trade a new set of call options to create the Accelerated Return and Approximate Cap for the next Outcome Period. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Approximate Cap (gross and net of its management fee) for the next Outcome Period.
Outcome Period
The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap for the Outcome Period and may experience price returns that are different from the Outcomes. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Fund’s price and the Fund’s NAV at the start of that Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.
For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses that exceed the losses of the Underlying Fund for the remainder of the Outcome Period. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Fund’s share price before it reaches the Accelerated Return.
Fund and Underlying Fund Performance
If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund typically will buy Underlying Fund shares and futures on the Underlying Fund’s Index and will seek to trade the same set of call options as described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling an out-of-the-money call, which may give up more sizable returns to the extent that the option later becomes in the money.
Because the Fund uses distributions from the Underlying Fund to purchase the ATM Call, the Fund’s performance is likely to be less than the Underlying Fund’s performance when (1) distributions are considered and (2) the Underlying Fund’s performance is less than half of its distributions or is negative. The Fund may also underperform the Underlying Fund if the returns of the Underlying Fund exceed the Approximate Cap net of the distributions.
The Fund’s market value and NAV may not correlate with the Underlying Fund and the Underlying Fund’s Index. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and a downside that is significantly greater than the price return of the Underlying Fund. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
In order to obtain economic exposure to the Underlying Fund, in lieu of purchasing Underlying Fund shares and futures on the Underlying Fund’s Index for an Outcome Period, the Fund may instead do one or more of the following, among other things:
■
purchase one or more other ETFs that seek to track the
Underlying Fund’s Index;
■
purchase equity securities (e.g., component securities of the Underlying Fund or the Underlying Fund’s Index) in seeking to track the share price return of the Underlying Fund; or
■
invest in U.S. treasuries, money market funds and/or other
cash equivalents and purchase or sell a combination of call
and put options that seek to synthesize the economic
characteristics of the Underlying Fund.
If the Fund invests in equity securities (other than the Underlying Fund), the Fund’s equity security investments will be primarily in the common stocks of companies held by the Underlying Fund that BFA believes will provide a risk/return profile similar to that of the Underlying Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Accelerated Return or for the Approximate Cap with respect to securities of large-capitalization companies. For purposes of the Fund’s 80% policy, “large-capitalization companies” are those within the range of capitalization of the Underlying Fund’s Index.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
iShares Large Cap Accelerated ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.

iShares Large Cap Accelerated ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
iShares Large Cap Accelerated ETF | Accelerated Return Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Accelerated Return Risk. There can be no guarantee that the Fund will be successful in its strategy to provide approximately twice the positive share price return, if any, of the Underlying
Fund over an Outcome Period, subject to an Approximate Cap. If an investor purchases Fund shares after the beginning of an Outcome Period or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

iShares Large Cap Accelerated ETF | Approximate Cap Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Approximate Cap Risk. The Fund’s strategy seeks to provide returns that are subject to an Approximate Cap, whose level depends on prevailing market conditions (e.g., volatility, interest rates, dividends, and other factors) at the time that the Approximate Cap is set. The Approximate Cap may rise or fall from one Outcome Period to the next, sometimes to a significant extent, and is unlikely to remain the same for consecutive Outcome Periods. If the Underlying Fund experiences gains in excess of the Approximate Cap for an Outcome Period, the Fund will not participate in any gains beyond the Approximate Cap and will underperform the Underlying Fund. In periods of extreme market volatility, the Fund’s return may be significantly below the Approximate Cap.

iShares Large Cap Accelerated ETF | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Options Risk. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other reference asset related to the option decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). When the Fund sells an option, it may experience a substantial loss if the price of the underlying security or other reference asset increased to a level significantly above the exercise price (in the case of a call option) or decreased to a level significantly below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
FLEX Options Risk. FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, terminating FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for FLEX Options, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of an investment in the Fund. There is also a risk that the Fund will be unable to maintain the proportional relationship based on the number of exchange-traded options in the Fund’s portfolio or that adverse tax law changes will negatively impact the treatment of FLEX Options. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of Fund shares, the Fund’s NAV and the share price of the Fund could be negatively impacted.

iShares Large Cap Accelerated ETF | Risk of Investing in the U S [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

iShares Large Cap Accelerated ETF | Large Capitalization Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

iShares Large Cap Accelerated ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

iShares Large Cap Accelerated ETF | Asset Class Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.

iShares Large Cap Accelerated ETF | Clearing Member Default Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options and futures, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for FLEX Options or futures may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the Underlying ETF, the Fund's or the Underlying ETF's clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

iShares Large Cap Accelerated ETF | Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

iShares Large Cap Accelerated ETF | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The OCC acts as guarantor and central counterparty with respect to the options held by the Fund. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its clearing and settlement obligations, the Fund could suffer significant losses.

iShares Large Cap Accelerated ETF | Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, its adviser, distributor, other service providers, counterparties, or issuers of assets in which the Fund invests may cause disruptions that negatively impact the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. The Fund cannot control the cybersecurity plans and systems of its service providers, counterparties, and other third parties whose activities affect the Fund. In addition, cyber incidents may adversely impact the issuers of securities in which the Fund invests, which may cause such investments to lose value.

iShares Large Cap Accelerated ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

iShares Large Cap Accelerated ETF | Futures Contract Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Futures Contract Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations.

iShares Large Cap Accelerated ETF | Investment in Underlying Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.

iShares Large Cap Accelerated ETF | Issuer Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

iShares Large Cap Accelerated ETF | Large Shareholder and Large Scale Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.

iShares Large Cap Accelerated ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.

iShares Large Cap Accelerated ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

iShares Large Cap Accelerated ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

iShares Large Cap Accelerated ETF | Outcome Period Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Outcome Period Risk. The Approximate Cap for an Outcome Period applies to Fund shares held over the entire Outcome
Period. If an investor purchases Fund shares after an Outcome Period begins or sells Fund shares prior to the end of an Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide.

iShares Large Cap Accelerated ETF | Small Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.

iShares Large Cap Accelerated ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gains that it distributes to shareholders, provided that it satisfies certain requirements of the Internal Revenue Code. However, the federal income tax treatment of certain aspects of the Fund’s operations are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.
To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service (“IRS”) guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the reference asset (i.e., the Underlying Fund) as the issuer of the options. Assuming the reference asset qualifies as a RIC, the Fund could count the options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the options is not appropriately the reference asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

iShares Large Cap Accelerated ETF | Technology Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

iShares Large Cap Accelerated ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

iShares Large Cap Accelerated ETF | Assets Under Management AUM Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

iShares Large Cap Accelerated ETF | Authorized Participant Concentration Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

iShares Large Cap Accelerated ETF | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative.
Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.

iShares Large Cap Accelerated ETF | iShares Large Cap Accelerated ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	$ 160

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The amount rounded to 0.00%.